Document And Entity Information	Apr. 17, 2025
Document Information [Line Items]
Entity, Registrant Name	NORTHERN MINERALS & EXPLORATION LTD.
Document, Type	8-K
Document, Period End Date	Apr. 17, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	333-146934
Entity, Tax Identification Number	98-0557171
Entity, Address, Address Line One	89 E 200 S, Unit 308
Entity, Address, City or Town	Salt Lake City
Entity, Address, State or Province	UT
Entity, Address, Postal Zip Code	84111
City Area Code	801
Local Phone Number	885-9260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	NMEX
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001415744